Related Party Transactions	12 Months Ended
Jan. 03, 2021
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions The Company engaged Jefferies LLC ("Jefferies"), an affiliate of two of the members of Fiesta's board of directors and a subsidiary of Jefferies Financial Group, Inc, a holder of more than 20 percent of the total outstanding shares of Fiesta, in the third quarter of 2020 in connection with a refinancing of the Company's former amended senior credit facility and other advisory services, as previously disclosed. The engagement of Jefferies and the corresponding engagement letter was approved by the Audit Committee in accordance with the Company's Related Party Transaction Policy as disclosed in its most recent proxy statement for the 2020 Annual Meeting of Stockholders. The Company paid fees of $1.7 million to Jefferies and reimbursed Jefferies for reasonable out of pocket and ancillary expenses of less than $0.1 million when the refinancing was completed in the fourth quarter of 2020. These payments are accounted for as debt issuance costs and are recorded as a reduction from the carrying value of the related term loan within long-term debt and as deferred financing fees related to the revolving line of credit within other assets on the consolidated balance sheet as of January 3, 2021. As of January 3, 2021, there were no amounts due to the related party recognized on the consolidated balance sheet.